2. Investment Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Less than 12 months	$ 12,129,166	$ 9,768,131
Unrealized Loss Less than 12 months	195,643	15,008
U.S. GSE debt securities
Fair Value Less than 12 months	11,094,830	8,715,492
Unrealized Loss Less than 12 months	194,188	13,936
U.S. Government securities
Fair Value Less than 12 months	1,034,336	1,052,639
Unrealized Loss Less than 12 months	$ 1,455	$ 1,072